INCOME TAXES (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Current:
Federal:
State:	1,900	2,600
Total current	1,900	2,600
Deferred:
Federal:	(5,819,600)	2,082,900
State:	(246,500)	(840,600)
Total deferred	(6,066,100)	1,242,300
Change in valuation allowance	6,066,100	(1,242,300)
Total	$ 1,900	$ 2,600